INCOME TAXES (Schedule of Components of Deferred Income Tax Expense (Benefit)) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)		(8,662,935)	(62,942,286)	(33,558,246)
Increase in the valuation allowance for deferred tax assets		25,567,962	91,594,177	80,137
Deferred income tax expense/(benefit)	$ 2,724,596	16,905,027	28,651,891	(33,478,109)